EATON VANCE ARIZONA MUNCIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNCIPAL INCOME FUND
EATON VANCE MINNESOTA MUNCIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated December 1, 2013

1.  The following replaces “Portfolio Manager.” in “Management” under “Fund Summaries – Connecticut Municipal Income Fund”:

Portfolio Manager.  The Fund is managed by Cynthia J. Clemson, Vice President of BMR, who has managed the Fund since 2014.

2.  The following replaces the sixth paragraph in “Management.” under “Management and Organization”:

Craig R. Brandon is the portfolio manager of the Arizona Fund (since September 13, 2004) and the Minnesota Fund (since September 13, 2004). Cynthia J. Clemson is the portfolio manager of the Connecticut Fund (since March 3, 2014).  Adam A. Weigold is the portfolio manager of the Municipal Opportunities Fund (since inception on May 31, 2011), the New Jersey Fund (since February 22, 2010) and the Pennsylvania Fund (since October 1, 2007).  Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

March 3, 2014	14465 3.3.14

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
Supplement to Prospectus dated January 1, 2014

1.  The following replaces “Portfolio Manager.” in “Management” under “Fund Summaries – Alabama Municipal Income Fund”:

Portfolio Manager.  The Fund is managed by Thomas M. Metzold, Vice President of BMR, who has managed the Fund since 2014.

2.  The following replaces the fifth paragraph in “Management.” under “Management and Organization”:

Thomas M. Metzold is the portfolio manager of the Alabama Fund (since March 3, 2014). Craig Brandon is the portfolio manager of the Maryland Fund (since September 13, 2004). Cynthia J. Clemson is the portfolio manager of the Missouri Fund (since it commenced operations). Adam A. Weigold is the portfolio manager of the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Tennessee Fund, the Virginia Fund, (all since October 1, 2007) and the North Carolina Fund, the Oregon Fund and the South Carolina Fund (all since January 1, 2014).  Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

March 3, 2014	14466 3.3.14

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to Prospectus dated February 1, 2014

1.  The following replaces “Portfolio Manager.” in “Management” under “Fund Summaries – Eaton Vance Ohio Municipal Income Fund”:

Portfolio Manager.  The Fund is managed by Cynthia J. Clemson, Vice President of BMR, who has managed the Fund since 2014.

2.  The following replaces the fifth paragraph in “Management.” under “Management and Organization”:

Cynthia J. Clemson is the portfolio manager of the AMT-Free Fund (since November 1, 2005) and the Ohio Fund (since March 3, 2014). Craig Brandon is the portfolio manager of the California Fund (since January 1, 2014), Massachusetts Fund (since February 2010), the New York Fund (since October 17, 2005) and a portfolio manager of the National Fund (since August 1, 2013). Thomas M. Metzold is a portfolio manager of the National Fund (since 1993). Each portfolio manager is a Vice President of Eaton Vance and BMR, also manages other Eaton Vance portfolios and has been a member of the Eaton Vance municipals team for more than five years.

March 3, 2014	14481 3.3.14

EATON VANCE ARIZONA MUNICIPAL INCOME FUND
EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND
EATON VANCE MINNESOTA MUNICIPAL INCOME FUND
EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND
EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND
EATON VANCE MUNICIPAL OPPORTUNITIES INCOME FUND
Supplement to Statement of Additional Information dated December 1, 2013

1.  The following replaces the first two paragraphs and accompanying tables in “Portfolio Managers.” under “Investment   Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$6,652.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Cynthia J. Clemson
Registered Investment Companies	11	$2,716.6	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Adam A. Weigold
Registered Investment Companies	14	$1,403.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

The following table shows the dollar range of shares of equity securities beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended July 31, 2013 and in the Eaton Vance family of funds as of December 31, 2013.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in that particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Arizona Fund
Craig R. Brandon	None	$500,001-$1,000,000
Connecticut Fund
Cynthia J. Clemson	None	Over $1,000,000
Minnesota Fund
Craig R. Brandon	None	$500,001-$1,000,000
Municipal Opportunities Fund
Adam A. Weigold	None	$100,001-$500,000
New Jersey Fund
Adam A. Weigold	None	$100,001-$500,000
Pennsylvania Fund
Adam A. Weigold	None	$100,001-$500,000

March 3, 2014

EATON VANCE ALABAMA MUNICIPAL INCOME FUND
EATON VANCE ARKANSAS MUNICIPAL INCOME FUND
EATON VANCE GEORGIA MUNICIPAL INCOME FUND
EATON VANCE KENTUCKY MUNICIPAL INCOME FUND
EATON VANCE MARYLAND MUNICIPAL INCOME FUND
EATON VANCE MISSOURI MUNICIPAL INCOME FUND
EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE OREGON MUNICIPAL INCOME FUND
EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND
EATON VANCE TENNESSEE MUNICIPAL INCOME FUND
EATON VANCE VIRGINIA MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated January 1, 2014

1.  The following replaces the first two paragraphs and accompanying tables in “Portfolio Managers.” under “Investment   Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	14	$1,764.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Cynthia J. Clemson
Registered Investment Companies	11	$2,594.6	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Thomas M. Metzold
Registered Investment Companies	9	$6,020.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Adam A. Weigold
Registered Investment Companies	14	$1,347.2	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

The following table shows the dollar range of shares of equity securities beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended August 31, 2013 and in the Eaton Vance family of funds as of December 31, 2013.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in that particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Alabama Fund
Thomas M. Metzold	None	over $1,000,000
Arkansas Fund
Adam A. Weigold	None	$100,001-$500,000
Georgia Fund
Adam A. Weigold	None	$100,001-$500,000
Kentucky Fund
Adam A. Weigold	None	$100,001-$500,000
Maryland Fund
Craig R. Brandon	None	$500,001-$1,000,000
Missouri Fund
Cynthia J. Clemson	None	over $1,000,000
North Carolina Fund
Adam A. Weigold	None	$100,001-$500,000
Oregon Fund
Adam A. Weigold	None	$100,001-$500,000
South Carolina Fund
Adam A. Weigold	None	$100,001-$500,000
Tennessee Fund
Adam A. Weigold	None	$100,001-$500,000
Virginia Fund
Adam A. Weigold	None	$100,001-$500,000

March 3, 2014

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND
EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND
EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND
EATON VANCE NATIONAL MUNICIPAL INCOME FUND
EATON VANCE NEW YORK MUNICIPAL INCOME FUND
EATON VANCE OHIO MUNICIPAL INCOME FUND
Supplement to Statement of Additional Information dated February 1, 2014

1.  The following replaces the first two paragraphs and accompanying tables in “Portfolio Managers.” under “Investment   Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to a Fund.  The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$5,637.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Cynthia J. Clemson
Registered Investment Companies	11	$2,676.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
Thomas M. Metzold
Registered Investment Companies	9	$6,020.8	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

The following table shows the dollar range of shares of equity securities beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended September 30, 2013 and in the Eaton Vance family of funds as of December 31, 2013.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in that particular state. In most cases, a Fund’s portfolio manager is not subject to such taxation. In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
AMT-Free Fund
Cynthia J. Clemson	$100,001-$500,000	Over $1,000,000
California Fund
Craig R. Brandon	None	$500,001-$1,000,000
Massachusetts Fund
Craig R. Brandon	None	$500,001-$1,000,000

National Fund
Craig R. Brandon	None	$500,001-$1,000,000
Thomas M. Metzold	over $1,000,000	over $1,000,000
New York Fund
Craig R. Brandon	None	$500,001-$1,000,000
Ohio Fund
Cynthia J. Clemson	None	Over $1,000,000

March 3, 2014